World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	90,387,892.78	15,342
Yield Supplement Overcollateralization Amount at 10/31/14	1,135,670.08	0
Receivables Balance at 10/31/14	91,523,562.86	15,342
Principal Payments	6,768,298.10	375
Defaulted Receivables	135,860.72	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	973,658.75	0
Pool Balance at 11/30/14	83,645,745.29	14,956

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,635,762.60	297
Past Due 61-90 days	786,921.54	85
Past Due 91 + days	184,996.57	24
Total	3,607,680.71	406

Total 31+ Delinquent as % Ending Pool Balance	4.31%

Recoveries	115,882.11

Aggregate Net Losses/(Gains) - November 2014	19,978.61

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	83,645,745.29

Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.16%
Weighted Average Remaining Term	18.45

Flow of Funds	$ Amount

Collections	10,360,126.71
Advances	2,359.72
Investment Earnings on Cash Accounts	382.34
Reserve Fund Balance	2,064,965.17
Servicing Fee	(76,269.64)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	69,927,290.70
Available Funds	82,278,855.00

Distributions of Available Funds
(1) Class A Interest	53,153.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	82,128,032.12
(9) Distribution to Certificateholders	0.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	82,278,855.00

Servicing Fee	76,269.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 11/17/14	82,128,032.12
Principal Paid	82,128,032.12
Note Balance @ 12/15/14	0.00

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-3
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-4
Note Balance @ 11/17/14	33,395,032.12
Principal Paid	33,395,032.12
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class B
Note Balance @ 11/17/14	24,366,000.00
Principal Paid	24,366,000.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class C
Note Balance @ 11/17/14	24,367,000.00
Principal Paid	24,367,000.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	150,822.88
Total Principal Paid	82,128,032.12
Total Paid	82,278,855.00

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	53,153.76
Principal Paid	33,395,032.12
Total Paid to A-4 Holders	33,448,185.88

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	24,366,000.00
Total Paid to B Holders	24,413,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	24,367,000.00
Total Paid to C Holders	24,417,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1888288
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.8235296
Total Distribution Amount	103.0123584

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4152800
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	260.9088802
Total A-4 Distribution Amount	261.3241602

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,002.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	29,734.34
Balance as of 11/30/14	32,094.06
Change	2,359.72

Reserve Account
Balance as of 11/17/14	2,064,965.17
Investment Earnings	87.76
Investment Earnings Paid	(87.76)
Deposit/(Withdrawal)	(2,064,965.17)
Balance as of 12/15/14	0.00
Change	(2,064,965.17)

Required Reserve Amount